Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of taxes receivables

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Refundable tax previous year	5,069,480	7,124,688
Tax payments in advance	13,614,626	20,322,040
Benefits for tax losses	47,921	764,712
Others credits	936,169	574,807
Total	19,668,196	28,786,247

Schedule of tax payables

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Income tax	35,372,112	5,968,227
Monthly tax payment in advance	3,784,513	3,056,567
Tax under Article N° 21	345,248	214,732
Others	1,608,298	699,138
Total	41,110,171	9,938,664

Schedule of income tax and deferred income tax expense

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Deferred taxes	58,777,006	35,969,675	24,029,239
Prior year adjustments	(601,553)	418,002	(1,106,853)
Tax loss benefits	15,677,770	17,131,132	15,425,726
Total deferred tax income (expense)	73,853,223	53,518,809	38,348,112
Current tax expense	(62,837,194)	(37,775,488)	(38,717,929)
Prior year adjustments	(955)	(476,066)	105,874
Total (expense) income for current taxes	(62,838,149)	(38,251,554)	(38,612,055)
(Expense) income from income tax	11,015,074	15,267,255	(263,943)

Schedule of deferred taxes related to items charged or credited directly to the consolidated statement of comprehensive income

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	(1,281,621)	1,182,375	3,352,151
Actuarial gains and losses deriving from defined benefit plans	377,337	(360,233)	1,981,923
(Charge) credit to equity	(904,284)	822,142	5,334,074

Schedule of effective rate

	For the years ended as of December 31,
	2024		2023		2022
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	165,529,723		103,158,188		135,748,395
Income tax using the statutory rate	(44,693,025)	27.00	(27,852,711)	27.00	(36,652,067)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	37,787,116	(21.75)	38,422,245	(37.25)	37,221,335	(27.42)
(Provisional) reversal of deferred taxes	16,375,910	(9.71)	592,008	(0.57)	1,361,100	(1.00)
Effect of tax rates in foreing subsidiaries	2,147,581	(1.20)	4,163,777	(4.04)	(1,193,332)	0.88
Prior year adjustments	(602,508)	0.36	(58,064)	0.06	(1,000,979)	0.74
Income tax (expense) benefit	11,015,074	(5.30)	15,267,255	(14.80)	(263,943)	0.20

Schedule of deferred tax assets and liabilities

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Deferred tax assets
Impairment provision of accounts receivable	2,244,752	2,062,740
Others non-tax expenses	38,242,480	32,959,493
Benefits to staff	17,657,925	14,917,361
Inventory valuation	2,480,489	3,340,389
Intangibles	307,587	248,173
Property, Plant and Equipment	2,782,089	799,320
Deferred taxes related to assets arising from a single transaction	14,804,824	11,603,601
Others assets	3,642,101	4,638,443
Tax loss carryforwards	54,728,018	31,814,137
Subtotal by deferred tax assets	136,890,265	102,383,657
Deferred tax liabilities offset	(95,341,186)	(73,931,999)
Total assets from deferred taxes	41,549,079	28,451,658

Deferred taxes liabilities
Property, Plant and Equipment	133,958,756	107,027,820
Agricultural operation expenses	11,980,659	12,287,741
Manufacturing indirect activation costs	2,191,705	1,167,234
Intangibles	48,661,856	20,166,939
Deferred taxes related to liabilities arising from a single transaction	13,879,287	10,290,501
Others liabilities	12,625,602	9,348,659
Subtotal by deferred tax liabilities	223,297,865	160,288,894
Deferred tax assets offset	(95,341,186)	(73,931,999)
Total liabilities from deferred taxes	127,956,679	86,356,895
Total	(86,407,600)	(57,905,237)

Schedule of changes in deferred tax assets

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2023	(85,502,621)
Others increases (decreases) (1)	(48,197,458)
Deferred tax losses tax absorption	(559,054)
Deferred income tax credit	53,518,809
Conversion effect	23,731,521
Deferred taxes against equity	(360,233)
Deferred income tax on business combinations (2)	(536,201)
Sub-Total	27,597,384
As of December 31, 2023	(57,905,237)

As of January 1, 2024
Deferred income tax credit	73,853,223
Conversion effect	(12,341,702)
Deferred taxes against equity	377,337
Deferred income tax on business combinations (3)	320,196
Others increases (decreases) (1)	(90,711,417)
Sub-Total	(28,502,363)
As of December 31, 2024	(86,407,600)
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.
(2)	See Note 1 - General information, letter C), number (5).
(3)	See Note 1 - General information, letter C), numbers (4) and (12).